Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments And Contingencies [Abstract]
Minimum Future Payments, Commitments And Contingent Liabilities	Future payments for the Company’s commitments are below:

As at September 30, 2025	Remainder of Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	523	2,030	2,047	2,070	2,017	15,684	24,371
Real Estate	16	64	61	59	62	532	794
Obligation to Fund HCML	25	101	95	55	43	102	421
Other Long-Term Commitments	427	184	184	148	117	595	1,655
Total Commitments	991	2,379	2,387	2,332	2,239	16,913	27,241
(1)Includes transportation commitments that are subject to regulatory approval or were approved but are not yet in service of $1.5 billion. Terms are up to 15 years on commencement.
(2)As at September 30, 2025, includes $1.7 billion related to transportation and storage commitments with HMLP.